Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net income	$ 136,726	$ 153,151	$ 126,351
Other comprehensive (loss) income, net of tax:
Net unrealized holding (losses) gains on securities available for sale arising during period (net of tax effects of $(6,593), $29,870, and $(56,048))	(12,243)	55,474	(104,088)
Reclassification adjustment for losses (gains) on securities available for sale included in net income (net of tax effects of $1,289, $(449), and $(3,360))	2,393	(834)	(6,241)
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $334, $286, and $481)	620	531	893
Other comprehensive (loss) income, net of tax	(9,230)	55,171	(109,436)
Comprehensive income	$ 127,496	$ 208,322	$ 16,915